Note 4 - Credit Facility	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 4. Credit Facility

During July 2014, Avalon increased its unsecured line of credit agreement with The Huntington National Bank from $1 million to $5 million. Interest on borrowings accrues at LIBOR plus 2.70% and has a .25% nonuse fee. In March 2015 the maturity date on the line of credit agreement was extended to April 30, 2016. The line of credit agreement contains certain financial and other covenants, customary representations, warranties and events of defaults. Avalon was in compliance with the debt covenants at December 31, 2014. At December 31, 2014, the outstanding borrowings under the line of credit agreement were approximately $3.8 million. Amounts borrowed under the line of credit agreement were utilized to fund the acquisition of The Avalon Resort and Spa and related renovation and expansion. As of December 31, 2014, the Company had $1.2 million available under the line of credit agreement. At December 31, 2013, there were no borrowings under the line of credit agreement. The weighted average interest rate on outstanding borrowings under the line of credit agreement was 2.86% during 2014. At December 31, 2014, the interest rate was 2.85%.